Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Grant revenue	$ 103,880	$ 244,290	$ 1,497,548	$ 2,658,836
Contract revenue	712,406	666,307	5,545,468	565,316
Total revenues	816,286	910,597	7,043,016	3,224,152
Cost of revenues	(527,399)	(628,981)	(5,313,855)	(2,544,285)
Gross profit	288,887	281,616	1,729,161	679,867
Operating expenses:
Research and development	1,029,884	1,030,621	5,086,535	$ 5,071,179
Acquired in-process research and development			4,000,000
General and administrative	817,270	840,904	3,403,975	$ 2,765,230
Total operating expenses	1,847,154	1,871,525	12,490,510	7,836,409
Loss from operations	(1,558,267)	(1,589,909)	(10,761,349)	(7,156,542)
Other income (expense):
Change in fair value of warrant liability	(3,011,616)	(1,742,090)	3,436,195	(3,654,770)
Interest income	561	291	1,310	1,960
Total other income (expense)	(3,011,055)	(1,741,799)	3,437,505	(3,652,810)
Net loss before income taxes			(7,323,844)	(10,809,352)
Income tax benefit			616,872	750,356
Net loss	$ (4,569,322)	$ (3,331,708)	$ (6,706,972)	$ (10,058,996)
Basic and diluted net loss per share	$ (0.19)	$ (0.17)
Basic and diluted weighted average common shares outstanding	24,405,813	19,739,470
Basic net loss per share			$ (0.32)	$ (0.65)
Diluted net loss per share			$ (0.43)	$ (0.65)
Basic weighted average common shares outstanding			20,638,421	15,463,256
Diluted weighted average common shares outstanding			23,584,944	15,463,256